Financial Instruments and Risk Management - Aging profile (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Bad debts written off	$ 142	$ 144
Accounts receivable | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Allowance for expected credit loss	(655)	(144)
Total	7,916	6,494
Accounts receivable | Current (for less than 30 days) | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,435	3,794
Accounts receivable | 31 - 60 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	420	533
Accounts receivable | 61 - 90 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	568	333
Accounts receivable | Greater than 90 days | Credit risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,148	$ 1,978